Variable Interest Entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Variable Interest Entity [Line Items]
Redeemable Noncontrolling Interest, Equity, Other, Redemption Value		$ 4,366
Variable Interest Entity, Ownership Percentage	53.70%
Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent	$ 0	15,464
Due from Employees, Noncurrent	$ 0	$ 22,234
Printi LLC [Member] | Deferred Compensation Share-based Arrangements, Liability, Classified, Noncurrent [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	36.20%
Printi LLC [Member] | Redeemable noncontrolling interest [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.10%